Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables reconcile the segment activity to consolidated net loss for the periods presented:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2019				2019
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$25,672	$3,783	$65,985	$95,440	$75,997	$10,780	$193,668	$280,445
Property operating and maintenance	8,733	608	51,314	60,655	23,702	1,420	147,136	172,258
NOI	$16,939	$3,175	$14,671	34,785	$52,295	$9,360	$46,532	108,187
Impairment charges				(22,615)				(22,634)
Operating fees to related parties				(5,941)				(17,535)
Acquisition and transaction related				(112)				(161)
General and administrative				(4,782)				(15,394)
Depreciation and amortization				(20,140)				(61,124)
Interest expense				(12,990)				(39,739)
Interest and other income				11				15
Loss on sale of real estate investments				2,715				8,793
(Loss) gain on non-designated derivatives				(2)				(50)
Income tax expense (benefit)				271				(364)
Net loss attributable to non-controlling interests				11				52
Net loss attributable to stockholders				$(28,789)				$(39,954)
_______________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the three and nine months ended September 30, 2019.

	Three Months Ended September 30,				Nine Months Ended September 30,
	2018				2018
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$24,186	$4,836	$61,169	$90,191	$73,383	$14,779	$182,424	$270,586
Property operating and maintenance	6,982	5,840	46,476	59,298	22,327	6,197	137,637	166,161
NOI	$17,204	$(1,004)	$14,693	30,893	$51,056	$8,582	$44,787	104,425
Impairment charges				(17,837)				(18,570)
Operating fees to related parties				(5,743)				(17,233)
Acquisition and transaction related				(40)				(333)
General and administrative				(4,441)				(12,705)
Depreciation and amortization				(20,466)				(62,099)
Interest expense				(12,597)				(35,962)
Interest and other income				16				21
(Loss) gain on non-designated derivative instruments				18				46
Income tax expense (benefit)				550				(225)
Net loss attributable to non-controlling interests				40				87
Net loss attributable to stockholders				$(29,607)				$(42,548)
_______________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the three and nine months ended September 30, 2018.
The following table reconciles the segment activity to consolidated total assets as of the periods presented:

(In thousands)	September 30, 2019	December 31, 2018
ASSETS
Investments in real estate, net:
Medical office buildings	$899,280	$878,703
Triple-net leased healthcare facilities (1)	237,366	289,686
Construction in progress (2)	95,960	90,829
Seniors housing — operating properties (1)	875,466	911,952
Total investments in real estate, net	2,108,072	2,171,170
Cash and cash equivalents	52,425	77,264
Restricted cash	19,160	14,094
Assets held for sale	70,674	52,397
Derivative assets, at fair value	—	4,633
Straight-line rent receivable, net	20,362	17,351
Prepaid expenses and other assets	46,745	28,785
Deferred costs, net	13,087	11,752
Total assets	$2,330,525	$2,377,446
______________________
(1) The Transition Property is presented within the Seniors Housing — Operating Properties segment as of September 30, 2019 and December 31, 2018.
(2) Included in the triple net leased healthcare facilities segment.
The following table reconciles capital expenditures by reportable business segment, excluding corporate non-real estate expenditures, for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2019	2018	2019	2018
Medical office buildings	$1,385	$1,834	$3,139	$4,060
Triple-net leased healthcare facilities	—	425	17	493
Seniors housing — operating properties (1)	3,244	489	7,754	2,415
Total capital expenditures	$4,629	$2,748	$10,910	$6,968

______________________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the three and nine months ended September 30, 2019 and 2018.